Segmented Information (Details) - Schedule of Long-Term Assets by Geographic Segment - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Long-Term Assets by Geographic Segment [Line Items]
Intangible assets	$ 513,721	$ 528,282
Property, plant and equipment	14,969,860	2,334,421
Mineral properties	267,209,138	145,219,086
Mining properties	5,301,820
Right-of-use assets	443,645	185,614
Balance	288,438,184	148,267,403
South Dakota [Member]
Schedule of Long-Term Assets by Geographic Segment [Line Items]
Intangible assets
Property, plant and equipment	208,619	60,630
Mineral properties	86,713,367	86,220,848
Mining properties
Right-of-use assets
Balance	86,921,986	86,281,478
Texas [Member]
Schedule of Long-Term Assets by Geographic Segment [Line Items]
Intangible assets	122,399	122,401
Property, plant and equipment	14,761,241	2,273,791
Mineral properties	132,454,909	9,144,069
Mining properties	5,301,820
Right-of-use assets	443,645	168,871
Balance	153,084,014	11,709,132
New Mexico [Member]
Schedule of Long-Term Assets by Geographic Segment [Line Items]
Intangible assets	216,340	217,241
Property, plant and equipment
Mineral properties	2,521,503	4,905,348
Mining properties
Right-of-use assets
Balance	2,737,843	5,122,589
Wyoming [Member]
Schedule of Long-Term Assets by Geographic Segment [Line Items]
Intangible assets
Property, plant and equipment
Mineral properties	42,158,462	41,754,462
Mining properties
Right-of-use assets
Balance	42,158,462	41,754,462
Other States [Member]
Schedule of Long-Term Assets by Geographic Segment [Line Items]
Intangible assets	174,982	188,640
Property, plant and equipment
Mineral properties	3,360,897	3,194,359
Mining properties
Right-of-use assets
Balance	3,535,879	3,382,999
Canada [Member]
Schedule of Long-Term Assets by Geographic Segment [Line Items]
Intangible assets
Property, plant and equipment
Mineral properties
Mining properties
Right-of-use assets		16,743
Balance		$ 16,743